Operations and current developments - Merger of Subsidiary (Details) - BRL BRL in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current
Cash and cash equivalents	BRL 4,051,717	BRL 2,660,073	BRL 1,077,651	BRL 461,067
Marketable securities, current	2,619,424	2,033,159
Derivative financial assets, current	124,340	256,723
Trade accounts receivable	1,193,157	634,987
Inventory	2,080,403	1,638,014
Recoverable taxes, current	272,623	144,182
Other assets	188,497	149,718
Total current assets	10,530,161	7,516,856
Non-current
Derivative financial assets, non-current	323,952	242,323
Recoverable taxes, non-current	1,868,294	1,717,901
Advances to suppliers	645,460	664,381	630,562
Other assets	119,945	111,032
Biological assets	4,253,008	4,351,641
Property, plant and equipment	15,101,738	13,107,192	9,433,386
Intangible assets	4,592,262	4,575,694	4,505,634
Total non-current assets	28,163,170	26,923,472
Total assets	38,693,331	34,440,328
Current
Current loans and financing	1,692,905	1,138,287
Trade payables	3,110,462	1,866,831
Payroll, profit sharing and related charges	201,949	168,056
Taxes payable	246,388	85,573
Other payables	124,965	121,750
Total current liabilities	5,789,807	4,023,121
Non-current
Non-current loans and financing	17,605,658	15,014,224
Deferred taxes		409,266
Provision for legal proceeds, net	165,944	189,892
Other payables	319,474	274,350
Total non-current liabilities	18,253,595	16,599,527
Total liabilities	24,043,402	20,622,648
Total shareholders' equity	14,649,929	13,817,680	BRL 12,815,320	BRL 14,615,705
Total liabilities and shareholders' equity	BRL 38,693,331	BRL 34,440,328
Brazil | Fibria-MS
Merger of subsidiary
Interest in subsidiary incorporated into parent company	100.00%
Current
Cash and cash equivalents	BRL 108,549
Marketable securities, current	230,890
Derivative financial assets, current	1,118
Trade accounts receivable	925,481
Inventory	635,679
Recoverable taxes, current	95,858
Other assets	98,994
Total current assets	2,096,569
Non-current
Derivative financial assets, non-current	27,305
Recoverable taxes, non-current	236,636
Advances to suppliers	204,371
Other assets	20,435
Biological assets	1,851,055
Property, plant and equipment	8,686,398
Intangible assets	15,741
Total non-current assets	11,041,941
Total assets	13,138,510
Current
Current loans and financing	207,818
Trade payables	1,015,698
Payroll, profit sharing and related charges	54,620
Taxes payable	103,670
Related parties	499,702
Other payables	44,216
Total current liabilities	1,925,724
Non-current
Non-current loans and financing	3,737,479
Deferred taxes	378,936
Provision for legal proceeds, net	45,286
Other payables	123,961
Total non-current liabilities	4,285,662
Total liabilities	6,211,386
Total shareholders' equity	6,927,124
Total liabilities and shareholders' equity	BRL 13,138,510